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                             ProFund Advisors LLC
                        7900 Wisconsin Avenue, Suite 300
                            Bethesda, Maryland 20814
                                 (301) 657-1970



July 30, 2001

VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re:  ProFunds (the "Trust")
     SEC File Nos.: 333-28339/811-08239
     Rule 497(j) Filing
     ----------------------------------

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information relating to: (1) the 8 "Broad Market" ProFunds, 3 "Bearish" ProFunds, 21 "UltraSector" ProFunds and Money Market ProFund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 18 (the "Amendment") to the Trust's Registration Statement on Form N-1A.

     Questions related to this filing should be directed to my attention at
(301) 657-1970 or, in my absence, to Keith T. Robinson, Esquire, Dechert, at
(202) 261-3386.

                                     Very truly yours,

                                     /s/ Marc R. Bryant
                                     ------------------
                                     Marc R. Bryant
                                     VP & Chief Legal Counsel


cc:  Keith T. Robinson, Esquire
     Ryan M. Louvar, Esquire